ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Mar. 31, 2015
ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS

4.             ALLOWANCE FOR DOUBTFUL ACCOUNTS

An analysis of the movement in the allowance for doubtful accounts for the years ended March 31, 2013, 2014 and 2015, is as follows:

	Thousands of Yen
	2013	2014	2015
Balance at beginning of year	¥4,983	¥—	¥—
Credits / Charged Off	—	—	—
Provision for (Reversal of) doubtful accounts	(4,983)	—	8,785
Acquisition of TechLaw	—	—	17,646
Translation adjustment	—	—	(1,057)

Balance at end of year	¥—	¥—	¥25,374